STATEMENT OF STOCKHOLDERS EQUITY - USD ($)		Ordinary shares Class A Moringa Acquisition Corp	Ordinary shares Class B Moringa Acquisition Corp		Ordinary shares		Accumulated deficit	Accumulated deficit Moringa Acquisition Corp	Additional paid-in Capital	Additional paid-in Capital Moringa Acquisition Corp	Redeemable Convertible Preferred Shares Series A	Redeemable Convertible Preferred Shares Series A -1	Redeemable Convertible Preferred Shares Series A -2	Redeemable Convertible Preferred Shares Series A -3	Redeemable Convertible Preferred Shares Series A -4	Contingently redeemable non- controlling interests Amount	Total capital deficiency	Class B Moringa Acquisition Corp	Total	Moringa Acquisition Corp
Balance at Dec. 31, 2021		$ 48,000	$ 288,000			[1]	$ (18,654,000)	$ (951,078,000)	$ 11,007,000	$ 855,994,000	$ 7,307,000	$ 2,392,000	$ 0	$ 0	$ 0	$ 3,859,000	$ (7,647,000)		$ 5,911,000	$ (94,748,000)
Balance (in Shares) at Dec. 31, 2021		480,000	2,875,000		97,074						43,121	10,136	0	0	0
CHANGES DURING 2022:
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7									69,000					$ 2,683,000			69,000		2,752,000
Conversion of simple agreements for future equity (SAFE) to Preferred A-3 shares, see Note 7 (in Shares)														7,037
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2024 (unaudited):
Exercise of options						[1]			3,000								3,000		3,000
Exercise of options (in Shares)					46,000
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost													$ 2,264,000						2,264,000
Issuance of Preferred shares, net of issuance cost (in Shares)													5,051
Share-based compensation									125,000								125,000		125,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount		$ 0	$ 0					(836,044,000)		(855,994,000)										(1,692,038,000)
Net profit (loss)		0	0				(3,215,000)	584,025,000		0						(273,000)	(3,215,000)		(3,488,000)	584,025,000
Balance at Dec. 31, 2022		$ 48,000	$ 288,000			[1]	(21,869,000)	(1,203,097,000)	11,204,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000	(10,665,000)		7,567,000	(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	0
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount								(905,040,000)												(905,040,000)
Net profit (loss)								313,195,000												313,195,000
Balance at Mar. 31, 2023		$ 48,000	$ 288,000					(1,794,942,000)												(1,794,606,000)
Balance (in Shares) at Mar. 31, 2023		480,000	2,875,000
Balance at Dec. 31, 2022		$ 48,000	$ 288,000			[1]	(21,869,000)	(1,203,097,000)	11,204,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000	(10,665,000)		7,567,000	(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	0
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Net profit (loss)																				476,143,000
Balance at Jun. 30, 2023		$ 48,000	$ 288,000			[1]	(24,296,000)	(2,189,996,000)	11,269,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,394,000	(13,027,000)		5,424,000	(2,189,660,000)
Balance (in Shares) at Jun. 30, 2023		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	2,413
Balance at Dec. 31, 2022		$ 48,000	$ 288,000			[1]	(21,869,000)	(1,203,097,000)	11,204,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000	(10,665,000)		7,567,000	(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	0
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost									1,000						$ 411,000		1,000		412,000
Issuance of Preferred shares, net of issuance cost (in Shares)															2,413
Share-based compensation									96,000								96,000		96,000
Net profit (loss)							(3,214,000)									(214,000)	(3,214,000)		(3,428,000)
Balance at Sep. 30, 2023						[1]	(25,083,000)		11,301,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,372,000	(13,782,000)		(4,647,000)
Balance (in Shares) at Sep. 30, 2023					97,120						43,121	10,136	5,051	7,037	2,413
Balance at Dec. 31, 2022		$ 48,000	$ 288,000			[1]	(21,869,000)	(1,203,097,000)	11,204,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 0	3,586,000	(10,665,000)		7,567,000	(1,202,761,000)
Balance (in Shares) at Dec. 31, 2022		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	0
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Issuance of Preferred shares, net of issuance cost									1,000						$ 411,000		1,000		412,000
Issuance of Preferred shares, net of issuance cost (in Shares)															2,413
Share-based compensation									130,000								130,000		130,000
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount		$ 0	$ 0					(1,908,820,000)		0										(1,908,820,000)
Conversion of Class B ordinary shares into Class A ordinary shares		$ 288,000	$ (288,000)					0		0										0
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)		2,874,999	(2,874,999)
Net profit (loss)		$ 0	$ 0				(4,942,000)	263,073,000		0						(166,000)	(4,942,000)		(5,108,000)	263,073,000
Balance at Dec. 31, 2023		$ 336,000	$ 0	[2]		[1]	(26,811,000)	(2,848,844,000)	11,335,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000	(15,476,000)		3,001,000	(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		97,120						43,121	10,136	5,051	7,037	2,413
Balance at Mar. 31, 2023		$ 48,000	$ 288,000					(1,794,942,000)												(1,794,606,000)
Balance (in Shares) at Mar. 31, 2023		480,000	2,875,000
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount								(558,002,000)												(558,002,000)
Net profit (loss)								162,948,000												162,948,000
Balance at Jun. 30, 2023		$ 48,000	$ 288,000			[1]	(24,296,000)	(2,189,996,000)	11,269,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,394,000	(13,027,000)		5,424,000	(2,189,660,000)
Balance (in Shares) at Jun. 30, 2023		480,000	2,875,000		97,120						43,121	10,136	5,051	7,037	2,413
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Share-based compensation									32,000								32,000		32,000
Net profit (loss)							(787,000)									(22,000)	(787,000)		(809,000)
Balance at Sep. 30, 2023						[1]	(25,083,000)		11,301,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,372,000	(13,782,000)		(4,647,000)
Balance (in Shares) at Sep. 30, 2023					97,120						43,121	10,136	5,051	7,037	2,413
Balance at Dec. 31, 2023		$ 336,000	$ 0	[2]		[1]	(26,811,000)	(2,848,844,000)	11,335,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000	(15,476,000)		3,001,000	(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		97,120						43,121	10,136	5,051	7,037	2,413
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount								(112,558,000)												(112,558,000)
Net profit (loss)								(200,218,000)												(200,218,000)
Balance at Mar. 31, 2024		$ 336,000	$ 0	[2]				(3,161,620,000)												(3,161,284,000)
Balance (in Shares) at Mar. 31, 2024		3,354,999	1
Balance at Dec. 31, 2023		$ 336,000	$ 0	[2]		[1]	(26,811,000)	(2,848,844,000)	11,335,000	0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000	(15,476,000)		3,001,000	(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		97,120						43,121	10,136	5,051	7,037	2,413
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Conversion of Class B ordinary shares into Class A ordinary shares (in Shares)																		2,874,999
Net profit (loss)																				(310,793,000)
Balance at Jun. 30, 2024		$ 336,000	$ 0	[2]		[1]	(29,656,000)	(3,386,123,000)	11,399,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,353,000	(18,257,000)		153,000	(3,385,787,000)
Balance (in Shares) at Jun. 30, 2024		3,354,999	1		110,900						43,121	10,136	5,051	7,037	2,413
Balance at Dec. 31, 2023		$ 336,000	$ 0	[2]		[1]	(26,811,000)	(2,848,844,000)	11,335,000	$ 0	$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,420,000	(15,476,000)		3,001,000	(2,848,508,000)
Balance (in Shares) at Dec. 31, 2023		3,354,999	1		97,120						43,121	10,136	5,051	7,037	2,413
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2024 (unaudited):
Exercise of options	[1]
Exercise of options (in Shares)	[3]				13,780
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Share-based compensation (in Shares)					78,650
Share-based compensation						[1]			5,862,000								5,862,000		5,862,000
Issuance of convertible preferred shares upon net exercise of warrants									0						$ 334,000				334,000
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)												140			925
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger					$ 1,000				18,734,000		$ (7,307,000)	$ (2,392,000)	$ (2,264,000)	$ (2,683,000)	$ (745,000)	(3,344,000)	18,735,000		0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)					478,073						(43,121)	(10,276)	(5,051)	(7,037)	(3,338)
Issuance of ordinary shares upon Transactions	[1]
Issuance of ordinary shares upon Transactions (in Shares)					417,375
Issuance of ordinary shares for ELOC holders						[1]			996,000								996,000		996,000
Issuance of ordinary shares for ELOC holders (in Shares)					157,269
Net profit (loss)							(14,772,000)		76,000							(76,000)	(14,696,000)		(14,772,000)
Balance at Sep. 30, 2024					$ 1,000		(41,583,000)		37,003,000		$ 0	$ 0	$ 0	$ 0	$ 0	0	(4,579,000)		(4,579,000)
Balance (in Shares) at Sep. 30, 2024					1,242,267						0	0	0	0	0
Balance at Mar. 31, 2024		$ 336,000	$ 0	[2]				(3,161,620,000)												(3,161,284,000)
Balance (in Shares) at Mar. 31, 2024		3,354,999	1
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Subsequent accretion of Class A Ordinary Shares subject to possible redemption to amount								(113,928,000)												(113,928,000)
Net profit (loss)								(110,575,000)												(110,575,000)
Balance at Jun. 30, 2024		$ 336,000	$ 0	[2]		[1]	(29,656,000)	$ (3,386,123,000)	11,399,000		$ 7,307,000	$ 2,392,000	$ 2,264,000	$ 2,683,000	$ 411,000	3,353,000	(18,257,000)		153,000	$ (3,385,787,000)
Balance (in Shares) at Jun. 30, 2024		3,354,999	1		110,900						43,121	10,136	5,051	7,037	2,413
CHANGES DURING THE NINE MONTHS PERIOD ENDED SEPTEMBER 31, 2023 (unaudited):
Share-based compensation (in Shares)					78,650
Share-based compensation						[1]			5,798,000								5,798,000		5,798,000
Issuance of convertible preferred shares upon net exercise of warrants									0						$ 334,000		0		334,000
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)												140			925
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger					$ 1,000				18,734,000		$ (7,307,000)	$ (2,392,000)	$ (2,264,000)	$ (2,683,000)	$ (745,000)	(3,344,000)	18,735,000		0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)					478,073,000						(43,121)	(10,276)	(5,051)	(7,037)	(3,338)
Issuance of ordinary shares upon Transactions	[1]
Issuance of ordinary shares upon Transactions (in Shares)					417,375
Issuance of ordinary shares for ELOC holders						[1]			996,000								996,000		996,000
Issuance of ordinary shares for ELOC holders (in Shares)					157,269
Net profit (loss)							(11,927,000)		(76,000)							(9,000)	(11,851,000)		(11,860,000)
Balance at Sep. 30, 2024					$ 1,000		$ (41,583,000)		$ 37,003,000		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (4,579,000)		$ (4,579,000)
Balance (in Shares) at Sep. 30, 2024					1,242,267						0	0	0	0	0

[1]	Represents an amount less than $1
[2]	Less than one US dollar
[3]	Represents fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.027 or 0.0063 NIS per share